Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net (loss) income	$ (103,872)	$ 126,375	$ 7,819
Adjustments for:
Depreciation and amortization (including right-of-use-assets) (Notes 12, 13 and 14)	656,746	593,050	496,311
Allowance for credit losses (Note 8)	869	818	1,330
Finance income (Note 23)	(47,841)	(49,444)	(38,222)
Finance cost	312,911	292,135	218,130
Net foreign exchange (gain) loss differences	(30,651)	(10,245)	25,471
Derivative financial instruments (Notes 3 and 4)	2,475	2,213	579
Amortized Cost (CEBUR)	504	608	634
Net gain on disposal of sale and leaseback, rotable spare parts, furniture and equipment (Note 22)	(36,113)	(33,633)	(11,815)
Employee benefits (Note 17)	273	1,205	3,296
Aircraft and engine lease extension benefit and other benefits from service agreements	(761)	(761)	(761)
Income tax (benefit) expense	(14,376)	56,314	(377)
Management incentive and long-term incentive plans	6,272	5,178	5,769
Cash flow from used in operations before changes in working capital	746,436	983,813	708,164
Changes in operating assets and liabilities:
Related parties	963	(15,643)	3,390
Other accounts receivable	68,772	63,363	(7,784)
Recoverable and prepaid taxes	(20,921)	74,683	69,607
Inventories	(93)	(516)	(359)
Prepaid expenses	(64,958)	(35,991)	(24,488)
Other assets	971	(2,904)	(1,904)
Guarantee deposits	38,001	(48,634)	(58,243)
Suppliers	23,975	(70,072)	36,620
Accrued liabilities	40,874	56,661	(24,929)
Other taxes and fees payable	1,907	(29,005)	(9,453)
Unearned transportation revenue	18,019	(623)	(3,069)
Derivative financial instruments	(1,225)	(2,055)
Other liabilities	(30,844)	85,626	41,775
Cash generated from operating activities	821,877	1,058,703	729,327
Interest received	47,841	49,444	38,222
Income taxes paid	(119,891)	(18,418)	(37,724)
Net cash flows provided by operating activities	749,827	1,089,729	729,825
Investing activities
Acquisitions of rotable spare parts , furniture and equipment (Note 12)	(291,592)	(583,075)	(480,753)
Acquisitions of intangible assets (Note 13)	(24,283)	(17,598)	(10,387)
Acquisitions of other short-term investments	(21,606)	(48,717)	(17,012)
Proceeds from maturity of other short-term investments	47,135	16,877
Pre-delivery payments reimbursements (Note 12)	195,982	159,993	45,085
Proceeds from disposals of rotable spare parts, furniture and equipment	5,550		122
Proceeds from disposals of aircraft			901
Net cash flows used in investing activities	(88,814)	(472,520)	(462,044)
Financing activities
Transaction costs related to the CEBUR and other financing	(1,135)	(1,691)	(2,547)
Proceeds from exercised stock options			11
Proceeds from sale of treasury shares			1,018
Derivative financial instruments		(124)	(1,493)
Treasury shares purchase	(4,699)	(5,065)	(4,021)
Interest paid	(71,142)	(58,448)	(37,179)
Payments of lease liabilities (Note 14)	(631,019)	(583,395)	(529,074)
Payments of financial debt	(259,657)	(208,087)	(97,909)
Proceeds from financial debt	148,802	385,240	456,808
Net cash flows used in financing activities	(818,850)	(471,570)	(214,386)
(Decrease) increase in cash and cash equivalents	(157,837)	145,639	53,395
Net foreign exchange differences on cash balance	3,740	(11,812)	8,906
Cash and cash equivalents at beginning of year	907,981	774,154	711,853
Cash and cash equivalents at end of year	$ 753,884	$ 907,981	$ 774,154